Shares - Dividends (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Equity [Abstract]
Per share (in dollars per share)	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.12	$ 0.10	$ 0.10	$ 0.10	$ 0.48	$ 0.42
Total paid or payable	$ 3,272	$ 3,384	$ 3,429	$ 3,557	$ 3,022	$ 2,624	$ 2,673	$ 2,673